Share Purchase Warrants (Tables)	9 Months Ended
Sep. 30, 2013
Share Purchase Warrants Tables
Summary of Warrant Transactions

The following table summarizes the continuity of share purchase warrants:

	Number of warrants	Weighted average exercise price $

Balance, December 31, 2012	—	—

Issued	3,250,000	0.73

Balance, September 30, 2013	3,250,000	0.73

Schedule of Warrants Outstanding

As at September 30, 2013, the following share purchase warrants were outstanding:

Number of warrants	Exercise price $	Expiry date

250,000	0.50	May 31, 2014
1,000,000	0.50	December 31, 2014
1,000,000	0.75	December 31, 2015
1,000,000	1.00	December 31, 2016

3,250,000